RELATED PARTIES (Details Narrative) - USD ($)									1 Months Ended			12 Months Ended
	Feb. 24, 2021	Feb. 23, 2021	Jun. 30, 2020	Jan. 05, 2020	Jan. 15, 2018	Dec. 05, 2017	Dec. 01, 2017	Sep. 11, 2017	Jan. 31, 2021	Nov. 30, 2020	Oct. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 10, 2021	Mar. 31, 2019
Related Party Transaction [Line Items]
Debt instrument, decrease, forgiveness												$ 75,000
DescriptionOfExpenseAdvancementAgreement												The expense advancement agreement was amended to increase the total amount of advances available to the Company under the agreement by an additional $
Proceeds from Related Party Debt												$ 1,225,000
Aggregate working capital loans.												225,000
Banking Regulation, Total Capital, Actual												$ 1,000,000
Ensysce Biosciences, Inc [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross												2,000,000	45,300,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price												$ 0.22	$ 0.17
Accounts payable												$ 12,989
Number of options immediately vesting issued												71,813,169
Exercise price of options immediately vesting												$ 0.15
Subsequent Event [Member]
Related Party Transaction [Line Items]
Additional loan commitment amount		$ 160,000
Related party outstanding amoount														$ 460,000
Subsequent Event [Member] | Ensysce Biosciences, Inc [Member]
Related Party Transaction [Line Items]
Proceeds from convertible notes									$ 50,000
Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt										$ 225,000	$ 300,000
Administrative Services Agreement [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt	$ 460,000
Chief Executive Officer [Member] | Ensysce Biosciences, Inc [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross													10,100,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price													$ 0.17
Cash compensation												$ 129,890
Two Non Employees [Member] | Ensysce Biosciences, Inc [Member]
Related Party Transaction [Line Items]
Number of options immediately vesting issued															100,000
Exercise price of options immediately vesting															$ 0.17
Board of Directors Chairman [Member] | Ensysce Biosciences, Inc [Member]
Related Party Transaction [Line Items]
Proceeds from convertible notes												2,500,000	$ 2,200,000
Two Members of Board of Directors Including CEO [Member] | Ensysce Biosciences, Inc [Member]
Related Party Transaction [Line Items]
Proceeds from convertible notes												100,000
Sponsors [Member] | Unsecured Promissory Notes [Member]
Related Party Transaction [Line Items]
Debt instrument, decrease, forgiveness			$ 71,000
Debt Conversion, Original Debt, Amount				$ 1,000,000
Sponsors [Member] | Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Payment for administrative fees							$ 10,000
Administrative fees												$ 60,000	$ 120,000
Sponsors [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Number of units issued in transaction								7,187,500
Purchase price of shares issued								$ 25,000
Maximum shares subject to forfeited						1,437,500
Number of shares outstanding						5,750,000
Percentage of issued and outstanding shares						20.00%
Description of initial stockholders						(i) one year after the date of the completion of a Business Combination, or (ii) the date on which the last sales price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing 150 days after a Business Combination, or earlier, in each case, if subsequent to a Business Combination, the Company completes a subsequent liquidation, merger, stock exchange, or other similar transaction which results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.
Sponsors [Member] | Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Number of shares outstanding					5,000,000
Number of shares subject to forfeited, shares					750,000
Underwriters [Member] | Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Number of shares subject to forfeited, shares						750,000